Marketable debt securities - Breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Marketable debt securities
Financial liabilities held for trading	€ 107,624	€ 108,765	€ 105,218
Financial liabilities designated at fair value through profit or loss	59,616	40,263	54,768
Financial liabilities at amortized cost	1,126,069	1,044,240	1,039,343
Marketable debt securities
Marketable debt securities
Financial liabilities designated at fair value through profit or loss	3,056	2,791	3,373
Financial liabilities at amortized cost	214,910	226,078	222,787
Total financial liabilities	217,966	228,869	226,160
Marketable debt securities | Bonds and Debentures and Subordinated Liabilities and Notes and Other Securities
Marketable debt securities
Total financial liabilities	217,966	228,869	226,160
Marketable debt securities | Bonds and debentures
Marketable debt securities
Total financial liabilities	176,719	183,278	182,073	€ 178,710
Marketable debt securities | Subordinated liabilities
Marketable debt securities
Total financial liabilities	21,382	19,873	21,131
Marketable debt securities | Notes and other securities
Marketable debt securities
Total financial liabilities	€ 19,865	€ 25,718	€ 22,956